Scope of Consolidation and Summary of Material Accounting Policies - Scope of consolidation & Revenue recognition (Details) - item			12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026
Disclosure of subsidiaries
Number of performance obligations in contracts with customers			1
Minimum
Disclosure of subsidiaries
Return policy, number of days			14 days
Maximum
Disclosure of subsidiaries
Return policy, number of days			30 days
Mytheresa Group GmbH
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Mytheresa SE
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Theresa Warenvertrieb GmbH
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Mytheresa.com GmbH
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
mytheresa.com Service GmbH
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
mytheresa Business Information Consulting Co. Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Mytheresa US Services Inc.
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Mytheresa International Services GmbH
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Mytheresa APAC Services Limited
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Mytheresa UK Services Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Mytheresa Spain Services S.L.U.
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
YOOX NET-A-PORTER GROUP S.p.A.
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
YOOX K. K.
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
YOOX Asia Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Largenta Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
The Net-a-Porter Group Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
YNAP Corporation
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Da Vinci Holdings Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Feng Mao Trading (Shanghai) Co. Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
The Net-a-Porter Asia Pacific Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
Shouke Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
YNAP Middle East Holding Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
E-LUX Middle East Holding Ltd.
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
YNAP Middle East General Trading LLC
Disclosure of subsidiaries
Percentage of ownership	100.00%	100.00%
The Net a Porter Group Italy Holding S.r.l.
Disclosure of subsidiaries
Percentage of ownership	100.00%
The Net a Porter Group Italy S.r.l.
Disclosure of subsidiaries
Percentage of ownership	100.00%